Business segment Information (Details Narrative)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Scales
Percentage of Net Sales	89.00%	95.00%	90.00%
Pet Electronics Products
Percentage of Net Sales	10.00%	40.00%	80.00%
Others
Percentage of Net Sales	10.00%	1.00%	20.00%
Total
Percentage of Net Sales			100.00%